ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and variable interest entities included in continuing operations

As of September 30, 2021, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	Note (i)	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Subsidiaries held by State Harvest:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution through e-commune network

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution through e-commerce network

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commerce network

Note (i): Beijing Origin Seed Limited, Xinjiang Originbo Seed Company Limited, and Zhengzhou Branch of Beijing Origin Seed Limited are collectively referred to as “Beijing Origin”.

Schedule of variable interest entities

Risks in relation to the VIE structure (Beijing Origin Consolidated Balance Sheet)

	September 30,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	206	305	47
Restricted cash	—	—	—
Due from related party	—	—	—
Accounts receivable	1,099	11	2
Advances to suppliers	377	260	40
Inventories	10,118	1,052	162
Other current assets	1,279	730	113
Total current assets	13,079	2,358	364
Land use rights, net	9,785	1,854	286
Plant and equipment, net	115,338	48,599	7,494
Equity investments	—	—	—
Acquired intangible assets, net	87	—	—
Other assets	5,749	83	13
Total assets	144,038	52,894	8,157
LIABILITIES
Current liabilities
Current portion of long-term borrowings	—	137,660	21,226
Accounts payable	9,533	9,107	1,404
Due to growers	6,673	6,673	1,029
Due to related parties	20,217	30,665	4,728
Advances from customers	52,535	22,772	3,511
Other payables and accrued expenses	61,019	51,520	7,944
Total current liabilities	149,977	258,397	39,842
Long-term borrowings	137,660	—	—
Other long-term liability	23,074	15,717	2,423
Total liabilities	310,711	274,114	42,265